Goodwill - Rollforward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill
Goodwill acquired during the year	$ 5,504
Currency translation adjustment	152
Impairment losses	0
Accumulated currency translation adjustment	152
Goodwill, Ending balance	5,656
ASIC Segment
Goodwill
Goodwill acquired during the year	5,504
Currency translation adjustment	152
Accumulated currency translation adjustment	152
Goodwill, Ending balance	$ 5,656